Basis of Presentation	6 Months Ended
Jun. 30, 2022
Disclosure Of Basis Of Presentation [Abstract]
Basis of Presentation

Note 3	Basis of Presentation
The half year Consolidated Financial Statements of GENFIT have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), at June 30, 2022. The term IFRS includes International Financial Reporting Standards ("IFRS"), International Accounting Standards (the "IAS"), as well as the Interpretations issued by the Standards Interpretation Committee (the "SIC"), and the International Financial Reporting Interpretations Committee ("IFRIC"). Comparative figures are presented for the year ended December 31, 2021 and the half year ended June 30, 2022.
In accordance with European Commission Regulation 1606/2002, these consolidated interim financial statements for the six-month period ended 30 June 2022 have been prepared in accordance with IAS 34 – Interim Financial Reporting , and should be read in conjunction with the Group’s most recent annual consolidated financial statements for the year ended December 31, 2021. They do not include all the information required for a complete set of financial statements in accordance with IFRS, but a selection of notes explaining significant events and transactions with a view to understanding the changes in the Group’s financial position and performance since the most recent annual consolidated financial statements.

The condensed half-year consolidated financial statements have been prepared on the historical cost basis, except for certain assets and liabilities that have been measured at fair value, in accordance with IFRS, on a going concern basis, using consistent methods, fair presentation and the cut-off concept.
These condensed consolidated financial statements for the period ended June 30, 2022 were prepared under the responsibility of the Board of Directors, which approved them in a resolution dated September 27, 2022.

The principal accounting methods used to prepare the condensed Consolidated Financial Statements are described below.
All financial information (unless indicated otherwise) is presented in thousands of euros (€).

Note 3.1	Changes in Accounting Policies and New Standards or Amendments
With the exception of those mentioned below, the accounting policies applicable for these consolidated annual financial statements are the same as those applied to the previous consolidated annual financial statements.
The following new standards are applicable from January 1, 2022, but do not have any material effect on the Group’s financial statements as of and for the year ended June 30, 2022.
a.Amendment to IAS 37 - Onerous Contracts — Cost of Fulfilling a Contract,
b.Amendment to IFRS 3 - Reference to the Conceptual Framework,
c.Amendment to IAS 16 - Proceeds before intended use,
d.Annual IFRS improvements - 2018-2020 Cycle.

Note 3.2	Standards, Interpretations and Amendments Issued but not yet Effective
The GENFIT Group has not identified any standards or amendments issued and in force and anticipated as of January 1, 2022 or applicable to the periods starting as of January 1, 2022 that may have a significant impact on the Group's consolidated financial statements, notably:
a.IFRS 17 Insurance Contracts, effective in 2023,
b.Amendments to IFRS 17 - First application of IFRS 17 and IFRS 9 - Comparative Information, effective in 2023,
c.Amendments to IAS 1 and Practice Statement 2 - Disclosure of Accounting Policies, effective in 2023,
d.Amendments to IAS 8 Definition of Accounting Estimates, effective in 2023,
e.Amendments to IAS 12 Deferred Tax related to Assets and Liabilities arising from a Single Transaction, effective in 2023,
f.Amendments to IAS 1 Classification of Liabilities as Current or Non-current, effective in 2024.